Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement
Schedule of changes in level 3 items for recurring fair value measurements

	Share-based compensation
	2022	2021	2020
Opening balance at January 1	52,283	46,260	34,950
Issue of shares to employees	(32,478)		—
Settlement in cash			—
Reclassification from (to) equity			(513)
Expenses recognized – general and administrative		6,023	11,823
As of December 31,	19,805	52,283	46,260

Schedule of the quantitative information about the significant inputs used in level 3 fair value measurements

	Weighted average inputs
	As of December 31,
Unobservable inputs	2022	2021	2020	Relationship of unobservable inputs to fair value
Net operating revenue growth rate (i)	22.84%	24.8%	22.5%

2022: Increased growth rate (+200 basis points (bps)) and lower discount rate (-100 bps) would increase FV by R$ 435; lower growth rate (-200 bps) and higher discount rate (+100 bps) would decrease FV by R$ 433.

Pre-tax discount rate (ii)	13.35%	11.2%	11.4%

2021: Increased growth rate (+200 basis points (bps)) and lower discount rate (-100 bps) would increase FV by R$ 553; lower growth rate (-200 bps) and higher discount rate (+100 bps) would decrease FV by R$ 548.

(i)	The growth rate of net operating revenue is based on the historical growth of the student base and management’s expectations of market development.
(ii)	Pre-tax discount rate reflects specific risks relating to the segment and country in which the Company operates.